Income Taxes - Additional Information (Detail) ¥ / shares in Units, $ in Thousands	6 Months Ended	7 Months Ended	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2018 CNY (¥) ¥ / shares	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥) ¥ / shares	Aug. 31, 2016 CNY (¥) ¥ / shares	Aug. 31, 2015 CNY (¥)
Income Taxes [Line Items]
Income tax provision			¥ 67,382,000	$ 9,866	¥ 40,970,000	¥ 17,889,000
Foreign Country
Income Taxes [Line Items]
Description of uncertain income tax position			An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Foreign Country | Internal Revenue Service (IRS) | Can-Achieve Global Education, Inc. (Los Angeles)
Income Taxes [Line Items]
Corporate income tax rate, Percent			21.00%	21.00%
Income tax provision	¥ 0
Assessable income	0
Foreign Country | State Administration of Taxation, PRC
Income Taxes [Line Items]
Corporate income tax rate, Percent			25.00%	25.00%	25.00%	25.00%
Income tax provision			¥ 67,382,000		¥ 40,970,000	¥ 17,889,000
Assessable income			316,325,000		¥ 232,779,000	20,805,000
Tax exemptions, Description					Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), consolidated the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption a unified tax rate of 25% for most enterprises with the following exceptions. Changsha Country Garden Venice Bilingual School and Changsha Country Garden Venice Kindergarten were entitled to a five year tax exemptions from year January 1, 2013 to December 31, 2017 as they were determined as non-profit organization according to the Financial Bureau and National Taxation Bureau of Changsha. Zhuhai Bright Scholar is a company registered in Hengqin New Area whose main business falls within the preferential enterprise income tax ("EIT") catalogue of Hengqin New Area in Zhuhai and whose revenue derived from its main business accounts for more than 70% of its total revenue. Zhuhai Bright Scholar was classified as a domestically-owned enterprise in Hengqin New Area, Zhuhai in an encouraged industry sector, and was approved by the PRC tax authorities to enjoy a preferential EIT rate of 15% from January 24, 2017 (date of incorporation) to August 31, 2017. If Zhuhai Bright Scholar continues to meet the relevant requirements, it may be eligible for the preferential EIT rate for the following years until December 31, 2020
Tax loss carry-forward subject to expiration	143,424,000	¥ 150,480,000	143,424,000		¥ 150,480,000	152,768,000
Deferred tax assets, valuation allowance	18,164,000	12,283,000	¥ 18,164,000		¥ 12,283,000	¥ 11,250,000	¥ 17,479,000
Tax loss carry-forward expiration year			2023	2023	2022	2021
Percentage of temporary differences interest in domestic subsidiary included in deferred tax liability			50.00%	50.00%
Significant uncertain tax positions	0	¥ 0	¥ 0		¥ 0	¥ 0
Unrecognized tax benefits	0		¥ 0
Statute of limitations period (in years)			3 years	3 years
Extension period for statute of limitations under special circumstances (in years)			5 years	5 years
Underpayment of tax liability listed as special circumstance	¥ 100,000		¥ 100,000
Statute of limitations period for related party transaction (in years)			10 years	10 years
Increase in income tax expense			¥ 25,497,000		¥ 19,967,000	¥ 4,831,000
Increase in net loss per share basic | ¥ / shares			¥ 0.21		¥ 0.19	¥ 0.05
Foreign Country | State Administration of Taxation, PRC | Zhuhai Bright Scholar
Income Taxes [Line Items]
Corporate income tax rate, Percent		15.00%
Tax exemption period					5 years
Foreign Country | State Administration of Taxation, PRC | Zhuhai Bright Scholar | Minimum
Income Taxes [Line Items]
Percentage of revenue derived from main business					70.00%
Foreign Country | State Administration of Taxation, PRC | Zhengzhou Dahua Education Consulting Co., Ltd
Income Taxes [Line Items]
Corporate income tax rate, Percent	20.00%
Preferential taxable income	50.00%
Foreign Country | Inland Revenue, Hong Kong | Wholly Owned Subsidiaries
Income Taxes [Line Items]
Corporate income tax rate, Percent			16.50%	16.50%	16.50%	16.50%
Foreign Country | Canada Revenue Agency | Can-Achieve Academy Limited
Income Taxes [Line Items]
Corporate income tax rate, Percent	26.50%
Foreign Country | Canada Revenue Agency | Can-Achieve International Education Limited
Income Taxes [Line Items]
Corporate income tax rate, Percent	26.00%